Expense Example, No Redemption - Class C	Macquarie Tax-Free USA Fund Expense Example, No Redemption, 1 Year	Macquarie Tax-Free USA Fund Expense Example, No Redemption, 3 Years	Macquarie Tax-Free USA Fund Expense Example, No Redemption, 5 Years	Macquarie Tax-Free USA Fund Expense Example, No Redemption, 10 Years	Macquarie Tax-Free USA Intermediate Fund Expense Example, No Redemption, 1 Year	Macquarie Tax-Free USA Intermediate Fund Expense Example, No Redemption, 3 Years	Macquarie Tax-Free USA Intermediate Fund Expense Example, No Redemption, 5 Years	Macquarie Tax-Free USA Intermediate Fund Expense Example, No Redemption, 10 Years
USD ($)	158	508	883	1,936	153	499	870	1,912